Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2012
Registrant Name	dei_EntityRegistrantName	VALIC Co I
Central Index Key	dei_EntityCentralIndexKey	0000719423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2012
Dynamic Allocation Fund (Prospectus Summary) | Dynamic Allocation Fund | Dynamic Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDAFX